Discontinued Operations - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 16, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 16, 2020	Nov. 15, 2020	Jul. 14, 2018
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Common stock, shares issued		7,042,000		7,042,000		3,189,000	550,814	2,900,000	73,000,000.0
Common stock, par value		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Gain on disposition of business		$ 3,473,000		$ 3,473,000
Dermatology [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Depreciation expense		100,000	$ 100,000	300,000	$ 300,000	$ 400,000	$ 400,000
Capital expenditure				0	0	0	32,000
Stock based compensation expense		14,000	14,000	18,000	100,000	200,000	4,900,000
Stock based compensation expense capitalized to inventory and property and equipment		4,000	$ 30,000	100,000	$ 100,000	$ 200,000	$ 1,000,000.0
Dermatology [Member] | Disposition by Sale [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain on disposition of business		$ 3,500,000		$ 3,500,000
Dermatology [Member] | Discontinued Operations [Member] | Disposition by Sale [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Cash on disposition of business	$ 3,700,000
Broker and legal fees on disposal	$ 200,000
Dermatology [Member] | Discontinued Operations [Member] | Disposition by Sale [Member] | Warrant [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Common stock, shares issued	74,247
Common stock, par value	$ 2.99
Warrant expiry period	5 years
Warrant	$ 100,000
Expected volatility rate	104.55%
Risk free interest rate	0.32%
Expected dividend rate	0.00%
Expected term	2 years 6 months